Financial Instruments (Schedule of Book Value of Assets and liabilities Denominated in Foreign Currency) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short - term assets		$ 22,410,136		$ 26,100,965
Short - term liabilities		7,286,477		8,992,168
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short - term assets		11,176,625		11,649,108
Short - term liabilities		4,843,976		5,567,083
Net monetary asset position in foreign currency		$ 6,332,649		$ 6,082,025
Currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary asset position in foreign currency	$ 335,545		$ 309,414